Other financial assets and financial liabilities - Other financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange liabilities	R$ 544,593	R$ 2,476,659
Structured financing	1,943,855	3,282,750
Credit cards operations	9,275,835	8,138,657
Contingent consideration	107,159	116,777
Lease liabilities	311,417	311,347	R$ 304,762	R$ 285,638
Other miscellaneous financial liabilities	137,871	404,673
Other financial liabilities	12,320,730	14,730,863
Other current financial liabilities	11,984,495	14,343,495
Other non-current financial liabilities	R$ 336,235	R$ 387,368
Maturity period for the total contingent consideration payment	3 years
Disclosure of contingent liabilities [line items]
Maturity period for the total contingent consideration payment	3 years
Top of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration	R$ 300,000
Bottom of range
Disclosure of contingent liabilities [line items]
Contractual amount payable for contingent consideration	R$ 0